Income Tax (Details) - Schedule of Deferred Tax Assets / (Liabilities) Relates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of financial position [Member]
Schedule of Deferred Tax Asset (Liability) Relates [Abstract]
Provisions
Accelerated depreciation for tax purposes	1,384	1,384
Losses available for offsetting against future taxable income
Deferred tax expense / (benefit)
Deferred tax assets / (liabilities)	1,384	1,384
Consolidated statement of comprehensive income [Member]
Schedule of Deferred Tax Asset (Liability) Relates [Abstract]
Provisions
Accelerated depreciation for tax purposes
Losses available for offsetting against future taxable income
Deferred tax assets / (liabilities)